Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022

Cost:
Computers and software	$620	$613
Laboratory equipment	8,122	7,933
Furniture and office equipment	173	173
Leasehold improvements	6,503	6,503

	15,418	15,222
Accumulated depreciation	(7,797)	(5,975)

Depreciated cost	$7,621	$9,247

Depreciation expenses amounted to $1,822, $1,721 and $1,118 for the years ended December 31, 2023, 2022 and 2021, respectively.

The majority of the Company’s property and equipment is located in Israel.